Equity (Dividend Restrictions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Paid	$ 1,489
Total dividends paid		$ 821
Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			$ 3,753
New England Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	199
Total dividends paid		227
New England Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			156
General American Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	$ 0	$ 0
General American Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			$ 136